OPPENHEIMER CHAMPION INCOME FUND
Supplement dated June 4, 2012 to the
Prospectus and Statement of Additional Information dated January 27, 2012

As a result of a shareholder meeting of Oppenheimer Champion Income Fund (the "Fund") held on February 29, 2012 at which all proposals described in the Fund's proxy statement dated December 16, 2011 were approved, this supplement amends the Fund's Prospectus and Statement of Additional Information, each dated January 27, 2012, and is in addition to any other supplements:

(Oppenheimer Champion Income Fund)
The section of the Prospectus titled "Investment Objective" is replaced in its entirety by the following: Investment Objective. The Fund seeks total return.